Income Taxes, Composition of Income Tax Expense (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Composition of Income Tax Expense [Abstract]
Current period income tax	$ 11,396,894	$ 16,518,621	$ 35,216,214	$ 39,155,334
Deferred income tax	1,466,380	(6,897,067)	5,360,667	(14,094,801)
Total Income tax	$ 12,863,274	$ 9,621,554	$ 40,576,881	$ 25,060,533